Restricted cash (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Cash and cash equivalents	$1,121,396	$1,204,018
Restricted cash	178,951	211,017
Total cash, cash equivalents and restricted cash	$1,300,347	$1,415,035

Schedule of restricted cash and cash equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Cash and cash equivalents	$1,121,396	$1,204,018
Restricted cash	178,951	211,017
Total cash, cash equivalents and restricted cash	$1,300,347	$1,415,035